TANGIBLE ASSETS - Right-of-use assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 6,995,890	$ 7,235,441	$ 9,100,553
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	10,630,546	10,746,735	14,281,283	$ 13,387,450
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(3,628,905)	(3,505,547)	(5,174,994)	(4,408,512)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,751)	(5,747)	(5,736)	(4,986)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,336,957	1,329,594	1,900,396
Right of use assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	2,250,768	2,095,839	2,839,802	2,721,904
Right of use assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(913,811)	(766,245)	$ (939,406)	$ (686,385)
Right of use assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	33,500	31,996
Right of use assets | Land | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	41,973	38,876
Right of use assets | Land | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(8,473)	(6,880)
Right of use assets | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,026,839	1,018,396
Right of use assets | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,627,781	1,526,488
Right of use assets | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(600,942)	(508,092)
Right of use assets | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	2,922	1,137
Right of use assets | Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	5,322	1,882
Right of use assets | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(2,400)	(745)
Right of use assets | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	45,221	61,572
Right of use assets | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	126,714	122,098
Right of use assets | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(81,493)	(60,526)
Right of use assets | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	30,888	25,554
Right of use assets | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	66,123	57,038
Right of use assets | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(35,235)	(31,484)
Right of use assets | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	120,639	112,947
Right of use assets | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	223,434	204,044
Right of use assets | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(102,795)	(91,097)
Right of use assets | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	76,948	77,992
Right of use assets | Warehouses | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	159,421	145,413
Right of use assets | Warehouses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ (82,473)	$ (67,421)